Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares	Additional Paid in Capital	Statutory Reserve	Retained Earnings (Deficits)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2022	$ 11,675	$ 6,845,394	$ 327,140	$ (2,202,990)	$ (52,088)	$ 4,929,131
Balance (shares) at Dec. 31, 2022	11,675,216
Other comprehensive income (loss):
Net loss				(793,699)		(793,699)
Change in foreign currency translation adjustments					(11,046)	(11,046)
Balance at Jun. 30, 2023	$ 11,675	6,845,394	327,140	(2,996,689)	(63,134)	4,124,386
Balance (shares) at Jun. 30, 2023	11,675,216
Balance at Dec. 31, 2023	$ 11,675	6,845,394	327,140	(3,363,436)	56,432	3,877,205
Balance (shares) at Dec. 31, 2023	11,675,216
Other comprehensive income (loss):
Net loss				(1,326,011)		(1,326,011)
Change in foreign currency translation adjustments					(27,682)	(27,682)
Share-based compensation - May 14, 2024	$ 23	24,738				24,761
Share-based compensation - May 14, 2024 (in shares)	23,360
Share-based compensation - May 31, 2024	$ 1,176	1,492,242				1,493,418
Share-based compensation - May 31, 2024 (in shares)	1,175,920
Balance at Jun. 30, 2024	$ 12,874	$ 8,362,374	$ 327,140	$ (4,689,447)	$ 28,750	$ 4,041,691
Balance (shares) at Jun. 30, 2024	12,874,496